Segment Reporting	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Segment Reporting [Abstract]
Segment Reporting

15. Segment Reporting

Segment information is presented in accordance with FASB ASC 280, Segment Reporting, which establishes standards for reporting information about operating segments. It also establishes standards for related disclosures about products and geographic areas. The Company’s and Predecessor’s primary reportable segment is wallboard which represented approximately 96% of the Company’s revenues in the nine months ended September 30, 2014. This segment produces wallboard for the commercial and residential construction sectors. The Company also operates other business activities, primarily finishing products, which complement the Company’s full range of wallboard products.

Revenues from the major products sold to external customers include gypsum wallboard and finishing products.

The Company’s and Predecessor’s two geographic areas consist of the United States and Canada for which it reports net sales, fixed assets and total assets.

The Company and Predecessor evaluate operating performance based on profit or loss from operations before certain adjustments as shown below. Revenues are attributed to geographic areas based on the location of the assets producing the revenues. The Company did not provide asset information by segment as the Company’s chief operating decision maker does not use such information for purposes of allocating resources and assessing segment performance.

Reportable segment information consists of the following:

	Successor	Successor	Predecessor
(in thousands)	Nine Months Ended September 30, 2014	July 26 - September 30, 2013	January 1 - August 30, 2013
Net Sales:
Wallboard	292,212	34,291	240,225
Other	11,480	1,339	12,023

Total net sales	303,692	35,630	252,248

Operating income (loss):
Wallboard	39,819	(2,045)	32,699
Other	(527)	(62)	(72)
Adjustments:
Interest Expense	(24,518)	(2,364)	(91)
Gain (loss) from Equity Investment	(257)	—	(30)
Other non-operating expenses	(5,461)	85	(191)

Income (loss) before income tax benefit	9,056	(4,386)	32,315

Depreciation and Amortization
Wallboard	40,423	4,492	16,067
Other	901	102	819

Total depreciation and amortization	41,324	4,594	16,886

14. Segment Reporting

Segment information is presented in accordance with ASC 280, Segment Reporting (“ASC 280”), which establishes standards for reporting information about operating segments. It also establishes standards for related disclosures about products and geographic areas. The Company’s and Predecessor’s primary reportable segment is wallboard which represents approximately 95% of the revenues of the Company and Predecessor. This segment produces wallboard for the commercial and residential construction sectors. We also operate other business activities, primarily finishing products, which complement the Company’s full range of wallboard products.

Revenues from the major products sold to external customers include gypsum wallboard and finishing products.

The Company’s and Predecessor’s two geographic areas consist of the United States and Canada for which it reports net sales, fixed assets and total assets.

The Company and Predecessor evaluate operating performance based on profit or loss from operations before certain adjustments as shown below. Revenues are attributed to geographic areas based on the location of the assets producing the revenues. We did not provide asset information by segment as our CODM does not use such information for purposes of allocating resources and assessing segment performance.

Reportable segment information consists of the following (In thousands):

	Successor	Predecessor
	July 26, 2013 to December 31, 2013	January 1, 2013 to August 30, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net Sales:
Wallboard	$144,689	$240,225	$295,282	$236,096
Other	5,377	12,023	16,128	16,015

Total net sales	$150,066	$252,248	$311,410	$252,111

Operating income (loss):
Wallboard	$14,162	$32,699	$(11,814)	$(59,493)
Other	(384)	(72)	(943)	(1,623)
Adjustments:
Interest Expense	(10,542)	(91)	(212)	(273)
Loss from equity investment	—	(30)	(138)	228
Other expenses	(21)	(191)	(87)	303

Income (loss) before income tax benefit	$3,215	$32,315	$(13,194)	$(60,858)

Depreciation and Amortization
Wallboard	$17,943	$16,067	$35,091	$26,837
Other	586	819	1,240	1,217

Total depreciation and amortization	$18,529	$16,886	$36,331	$28,054

Information concerning principal geographic areas is as follows (In thousands):

	Successor	Predecessor	Successor
	July 26, 2013 to December 31, 2013 Net Sales	January 1, 2013 to August 30, 2013 Net Sales	December 31, 2013 Fixed Assets	December 31, 2013 Total Assets

United States	$135,275	$221,995	$379,381	$714,495
Canada	14,791	30,253	4,244	25,881
	$150,066	$252,248	$383,625	$740,376

	As of and for the Years Ended December 31,
	2012 (Predecessor)			2011 (Predecessor)
	Net Sales	Fixed Assets	Total Assets	Net Sales	Fixed Assets	Total Assets
United States	$272,579	$381,666	$543,968	$226,147	$410,528	$567,183
Canada	38,831	4,604	12,778	25,964	5,374	8,861
	$311,410	$386,270	$556,746	$252,111	$415,902	$576,044